Operating leases	12 Months Ended
Mar. 31, 2021
Operating leases
Operating leases
12	Operating leases

As of March 31, 2021, the Company had two operating leases for office with remaining terms expiring in 2022 and 2024 respectively, and a weighted average remaining lease term of 1.8 years. The Company had fair value renewal options for one of the Company’s existing leases, none of which were considered reasonably certain of being exercised or included in the minimum lease term. Weighted average discount rates used in the calculation of the lease liability was 4.75%. The discount rates reflected the estimated incremental borrowing rate, which included an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rental expenses for the years ended March 31, 2019, 2020 and 2021 were RMB3,265, RMB3,399 and RMB10,374 (US$1,583), respectively. There were no variable lease costs or sublease income for leased assets for the years ended March 31, 2020 and 2021.

Operating lease right-of-use assets and liabilities as of March 31, 2020 and 2021 were as follows:

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Operating lease right-of-use assets	4,548	5,039	769

Operating lease liabilities	1,717	1,636	250
Non-current operating lease liabilities	1,782	147	22
Total lease liabilities	3,499	1,783	272

Supplemental cash flow information related to leases was as follows:

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	2,512	4,902	748
Right-of-use assets obtained in exchange for lease obligations	—	—	—

The maturity analysis of operating leases liabilities as of March 31, 2021 is as follows:

	March 31, 2021
	RMB	US$
Fiscal years ending March 31,
2022	1,700	259
2023	149	23
Total future undiscounted cash flows	1,849	282
Less: Discount factor	(66)	(10)
Lease liabilities	1,783	272

Representing:
Current portion	1,636	250
Non-current portion	147	22
Lease liabilities	1,783	272